UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:

/s/Daniel Lewis                  New York, NY               November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $648,131
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------
1.         028-12817                 Orange Capital Master I, Ltd.



                                                       FORM 13F INFORMATION TABLE
                                                          ORANGE CAPITAL, LLC
                                                           September 30, 2012


COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7        COLUMN 8

                              TITLE                      VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE
--------------                --------       -----       --------   -------   --- ----  ----------   --------  ----     ------  ----
FOREST CITY ENTERPRISES INC   CL A           345550107    64,833    4,090,388 SH        DEFINED      1         4,090,388
ISHARES TR                    RUSSELL 2000   464287655   292,040    3,500,000     PUT   DEFINED      1         3,500,000
LAMAR ADVERTISING CO          CL A           512815101    68,437    1,846,977 SH        DEFINED      1         1,846,977
LAS VEGAS SANDS CORP          COM            517834107    53,326    1,150,000 SH        DEFINED      1         1,150,000
NASDAQ OMX GROUP INC          COM            631103108    49,804    2,138,441 SH        DEFINED      1         2,138,441
NYSE EURONEXT                 COM            629491101    29,881    1,212,200 SH        DEFINED      1         1,212,200
SUNCOKE ENERGY INC            COM            86722A103    48,157    2,987,383 SH        DEFINED      1         2,987,383
WYNN RESORTS LTD              COM            983134107    41,654      360,827 SH        DEFINED      1           360,827



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